Cover	Aug. 09, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 09, 2022
Entity Registrant Name	EVOFEM BIOSCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36754
Entity Tax Identification Number	20-8527075
Entity Address, Address Line One	12400 High Bluff Drive
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	550-1900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001618835
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	EVFM
Security Exchange Name	NASDAQ
Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Series A Preferred Stock Purchase Rights, par value $0.0001 per share
No Trading Symbol Flag	false
Security Exchange Name	NASDAQ